Nota 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Executive Directors (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Group Executive Chairman
Remuneration And Other Benefits Received Line Items
Fixed remuneration		€ 2,453,000
Group Executive Chairman | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	[1]		€ 636,000
Deferred Remuneration	[2]			€ 656,000
Group Executive Chairman | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares	[1]		126,470
Deferred Remuneration in Shares	[2]			89,158
CEO Member
Remuneration And Other Benefits Received Line Items
Fixed remuneration		2,179,000
CEO Member | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	[1]		€ 571,000
Deferred Remuneration	[2]			€ 204,000
CEO Member | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares	[1]		113,492
Deferred Remuneration in Shares	[2]			31,086
Total Senior Management [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration		14,101,000
Total Senior Management [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	[3]		€ 1,402,000
Deferred Remuneration	[4]			€ 1,380,000,000
Total Senior Management [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares	[3]		280,055
Deferred Remuneration in Shares	[4]			182,461
Total Member
Remuneration And Other Benefits Received Line Items
Fixed remuneration		€ 4,632,000
Total Member | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	[1]		€ 1,207,000
Deferred Remuneration	[2]			€ 861,000
Total Member | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares	[1]		239,962
Deferred Remuneration in Shares	[2]			120,244

[1]	Remuneration corresponding to the Upfront Portion (40%) of the AVR f or the 2019 financial year (50% in cash and 50% in BBVA shares).
[2]

Remunerations corresponding to deferred AVR for the 2016 financial year (50% of the AVR for 2016, in equal parts in cash and shares), payment of which was due in 2020, together with its corresponding update in cash, and after a downwards adjustment following the results of the multi-year performance indicators. In the case of both the Chairman and Chief Executive Officer, this remuneration is associated with their previo us positions.

[3]

Remuneration corresponding to the Upfront Portion (40%) of the AVR for the 2019 financial year (paid 50% in cash and 50% in BBVA shares), as well as the upfront portion of the retention plans for two members of Senior Management.

[4]

Remunerati on corresponding to deferred AVR for the 2016 financial year (50% of the AVR for 2016, in equal parts in cash and in shares), payment of which was due in 2020, together with its corresponding update in cash, and after being adjusted downwards following the results of the multi-year performance indicators.